Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Change in employee benefit plan funded status, tax	$ 0	$ 0	$ (2)
Defined benefit pension plan actuarial loss, tax	0	0	0
Unrealized gain (loss) on cash flow hedges, tax	(2)	9	0
Unrealized (loss) gain on available-for-sale fixed-income securities, tax	$ (1)	$ 0	$ 0